Commitments and Contingencies (Details) - Schedule of composition of pledged shares	Dec. 31, 2020 shares
Matrix [Member]
Commitments and Contingencies (Details) - Schedule of composition of pledged shares [Line Items]
Formula’s series A secured Debentures	4,128,865
Formula’s series C secured debentures	6,031,761
Magic Software [Member]
Commitments and Contingencies (Details) - Schedule of composition of pledged shares [Line Items]
Formula’s series A secured Debentures	5,825,681
Formula’s series C secured debentures	2,411,474
Sapiens [Member]
Commitments and Contingencies (Details) - Schedule of composition of pledged shares [Line Items]
Formula’s series A secured Debentures	1,260,266
Formula’s series C secured debentures	2,957,590